Debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of debt
As at June 30, 2021 and December 31, 2020, we had the following liabilities for third party debt agreements:

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Secured credit facilities	5,662	5,662
Senior Secured Notes	546	515
Total debt principal	6,208	6,177
Less: Debt balance held as subject to compromise	(5,662)	—
Debt balance not subject to compromise	546	6,177